AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Biotechnology — 1.9%
Alnylam Pharmaceuticals, Inc.*	38,415	$5,593,224
Seattle Genetics, Inc.*	43,567	8,525,626
Vertex Pharmaceuticals, Inc.*	64,448	17,537,590
		31,656,440
Capital Markets — 1.5%
MSCI, Inc.	67,835	24,202,171
Chemicals — 1.3%
Sherwin-Williams Co. (The)	32,250	22,469,865
Construction Materials — 0.8%
Vulcan Materials Co.	100,413	13,609,978
Electrical Equipment — 0.5%
AMETEK, Inc.	90,403	8,986,058
Entertainment — 5.1%
Activision Blizzard, Inc.	190,809	15,445,989
Electronic Arts, Inc.*	168,572	21,983,474
Netflix, Inc.*	64,395	32,199,432
Spotify Technology SA*	22,145	5,371,713
Take-Two Interactive Software, Inc.*	59,732	9,868,921
		84,869,529
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	76,253	18,432,638
Equinix, Inc.	18,879	14,350,494
		32,783,132
Food & Staples Retailing — 0.1%
Costco Wholesale Corp.	5,992	2,127,160
Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	185,003	20,133,877
Becton, Dickinson & Co.	40,790	9,491,017
Boston Scientific Corp.*	450,079	17,197,519
Danaher Corp.	162,746	35,044,096
Edwards Lifesciences Corp.*	117,998	9,418,600
STERIS PLC	26,642	4,694,054
		95,979,163
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	17,859	5,567,900
Health Care Technology — 0.4%
Livongo Health, Inc.*	52,305	7,325,315
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.*	8,452	10,511,837
Starbucks Corp.	22,204	1,907,768
		12,419,605
Household Products — 1.1%
Colgate-Palmolive Co.	239,585	18,483,983
Industrial Conglomerates — 0.9%
Roper Technologies, Inc.	39,559	15,630,157
Insurance — 0.9%
Aon PLC (Class A Stock)	74,850	15,441,555
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 9.1%
Alphabet, Inc. (Class A Stock)*	44,426	$65,110,746
Alphabet, Inc. (Class C Stock)*	13,960	20,515,616
Facebook, Inc. (Class A Stock)*	227,607	59,610,273
Match Group, Inc.*	66,605	7,369,843
		152,606,478
Internet & Direct Marketing Retail — 10.1%
Alibaba Group Holding Ltd. (China), ADR*	50,093	14,726,340
Amazon.com, Inc.*	49,083	154,549,115
		169,275,455
IT Services — 13.4%
Black Knight, Inc.*	55,971	4,872,276
Fidelity National Information Services, Inc.	119,327	17,566,128
Fiserv, Inc.*	101,059	10,414,130
Global Payments, Inc.	98,500	17,491,630
Mastercard, Inc. (Class A Stock)	171,679	58,056,687
PayPal Holdings, Inc.*	195,686	38,556,013
Shopify, Inc. (Canada) (Class A Stock)*	7,894	8,075,325
Snowflake, Inc. (Class A Stock)*(a)	7,371	1,850,121
Square, Inc. (Class A Stock)*	118,839	19,317,279
Visa, Inc. (Class A Stock)(a)	243,265	48,645,702
		224,845,291
Life Sciences Tools & Services — 2.9%
Illumina, Inc.*	33,246	10,275,674
Thermo Fisher Scientific, Inc.	86,585	38,229,009
		48,504,683
Media — 1.7%
Charter Communications, Inc. (Class A Stock)*	44,968	28,075,321
Multiline Retail — 0.7%
Dollar General Corp.	57,283	12,007,662
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	52,269	11,407,709
Pharmaceuticals — 2.4%
Eli Lilly & Co.	33,508	4,959,854
Merck & Co., Inc.	109,031	9,044,122
Zoetis, Inc.	158,170	26,156,573
		40,160,549
Professional Services — 4.9%
Clarivate PLC (United Kingdom)*	492,768	15,270,880
CoStar Group, Inc.*	16,156	13,708,528
Equifax, Inc.	24,585	3,857,387
IHS Markit Ltd.	157,094	12,333,450
TransUnion	124,133	10,443,309
Verisk Analytics, Inc.	144,566	26,789,525
		82,403,079
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AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)(a)	32,853	$10,001,439
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	103,413	6,147,903
ASML Holding NV (Netherlands)	24,649	9,102,136
Lam Research Corp.	35,373	11,734,993
NVIDIA Corp.	73,688	39,881,419
		66,866,451
Software — 22.4%
Adobe, Inc.*	156,405	76,705,704
Atlassian Corp. PLC (Class A Stock)*	44,933	8,168,370
Autodesk, Inc.*	23,160	5,350,192
Cadence Design Systems, Inc.*	165,361	17,632,443
Intuit, Inc.	91,653	29,898,125
Microsoft Corp.	791,600	166,497,228
salesforce.com, Inc.*	175,645	44,143,101
ServiceNow, Inc.*	40,681	19,730,285
Synopsys, Inc.*	38,217	8,177,674
		376,303,122
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	348,440	40,352,836
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*	27,913	9,193,705
NIKE, Inc. (Class B Stock)	90,254	11,330,487
		20,524,192

Total Long-Term Investments (cost $1,127,574,691)		1,674,886,278
Short-Term Investments — 4.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,206,441	11,206,441
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $55,899,244; includes $55,886,701 of cash collateral for securities on loan)(b)(w)	55,907,472	$55,896,290

Total Short-Term Investments (cost $67,105,685)		67,102,731

TOTAL INVESTMENTS—103.7% (cost $1,194,680,376)		1,741,989,009

Liabilities in excess of other assets — (3.7)%		(61,733,038)

Net Assets — 100.0%		$1,680,255,971

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,812,876; cash collateral of $55,886,701 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2